Leases - Schedule of Maturities of the operating lease liabilities (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2026	$ 21,533	$ 42,724
2027	12,694	12,694
2028	1,552	1,552
Minimum lease payments	35,779	56,970
Less: imputed interest	(4,810)	(6,740)
operating lease liabilities	30,969	50,230
Current portion	20,946	37,731	$ 0
Noncurrent portion	$ 10,023	$ 12,499	$ 0